UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-(888) 777-0102

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

ITEM 1.                 SCHEDULE OF INVESTMENTS

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

AUGUST 31, 2013

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 142.6%
Arizona — 4.8%
Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/19	$3,705,000	$3,965,091
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	4,841,800
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	10,000,000	9,376,300
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	5,500,000	5,044,270
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	1,989,460
Total Arizona				25,216,921
California — 23.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.160%	4/1/24	7,000,000	6,932,380	(a)(b)
San Francisco Bay Area	5.125%	4/1/39	21,700,000	22,040,473
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	1,991,140
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	2,110,000	2,015,873	(c)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,000,000	7,863,100	(c)(d)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	4,203,550
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	5,960,047
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,454,020
Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC	5.000%	10/1/29	7,375,000	6,634,845
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	2,816,715
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Projects II	5.000%	8/1/32	3,000,000	2,988,960
Multiple Capital Projects II	5.000%	8/1/37	2,750,000	2,653,228
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,638,160
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/40	7,215,000	7,141,046
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,000,000	3,479,610
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	9,000,000	9,854,730
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	6,783,595
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	3,340,000	3,139,633
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	900,000	934,695
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	194,090
Senior Lien	5.750%	6/1/48	600,000	575,610
Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, NATL	5.375%	2/1/19	1,145,000	1,147,874
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,425,066
San Mateo County Community College District, COP, NATL	5.000%	10/1/25	3,000,000	3,154,140	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California — continued
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	$5,000,000	$4,596,500
Total California				122,619,080
Colorado — 10.7%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	3,814,720
Sisters Leavenworth	5.000%	1/1/35	6,000,000	5,891,520
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	13,451,076	(c)(f)
Denver, CO, City & County Airport Revenue, Unrefunded Balance	6.125%	11/15/25	13,630,000	13,668,028	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	19,355,940
Total Colorado				56,181,284
District of Columbia — 2.7%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	14,140,000	14,181,147
Florida — 11.0%
Jacksonville, FL, Electric Authority, Electric System Revenue	5.000%	10/1/28	3,305,000	3,311,346
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	6,000,000	5,812,260	(c)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	10,295,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	10,902,935
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	10,000,000	9,422,400
Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare	5.000%	11/1/35	4,545,000	4,408,468
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,297,120
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,255,600
Total Florida				57,705,729
Georgia — 4.8%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	14,232,400
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,659,878
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,295,560
Total Georgia				25,187,838
Hawaii — 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,007,490
Illinois — 7.6%
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	6,415,000	6,551,319
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	6,000,000	6,099,720
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,735,050
Depaul University	6.125%	10/1/40	5,000,000	5,403,050
Memorial Health System	5.500%	4/1/39	7,000,000	7,029,610
Illinois State, GO	5.500%	7/1/38	500,000	482,900
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project	5.250%	6/15/50	12,000,000	11,491,200
Total Illinois				39,792,849

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana — 3.7%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	$5,000,000	$4,831,550
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	4,149,600	(c)
Indianapolis, IN, Thermal Energy System	5.000%	10/1/25	5,000,000	5,355,250
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,310,400
Total Indiana				19,646,800
Iowa — 1.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	2,450,000	2,303,172
Iowa Fertilizer Co. Project	5.250%	12/1/25	6,100,000	5,299,314
Total Iowa				7,602,486
Kentucky — 2.0%
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	11,000,000	10,504,230
Louisiana — 0.9%
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	4,919,300	(a)(b)
Maryland — 1.5%
Baltimore, MD, Project Revenue:
Refunding, Wastewater Projects, FGIC	5.125%	7/1/32	2,500,000	2,504,225
Refunding, Wastewater Projects, FGIC	5.200%	7/1/32	2,000,000	2,003,480
Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue	5.000%	11/15/26	3,075,000	3,103,413	(e)
Total Maryland				7,611,118
Massachusetts — 5.9%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,185,130
Boston University, AMBAC	5.000%	10/1/39	3,500,000	3,540,355
Broad Institute Inc.	5.250%	4/1/37	8,000,000	8,134,560
Massachusetts State HEFA Revenue, Suffolk University	5.750%	7/1/39	8,000,000	8,208,640
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,834,220
Massachusetts State School Building Authority Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,038,910
Total Massachusetts				30,941,815
Michigan — 2.4%
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,017,500
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	637,819
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,750,000
Total Michigan				12,405,319

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota — 0.3%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	$1,500,000	$1,487,370
Missouri — 2.3%
Kansa City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,081,060
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	6,109,020
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	5,000,000	5,161,350
Total Missouri				12,351,430
Nebraska — 0.6%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,188,250
Nevada — 2.4%
Reno, NV, Hospital Revenue, Washoe Medical Centre, AGM	5.500%	6/1/33	12,750,000	12,703,208
New Jersey — 11.2%
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,474,225
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	2,645,000	2,477,201	(c)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	1,786,060	(c)
Continental Airlines Project	5.250%	9/15/29	3,000,000	2,550,240	(c)
School Facilities Construction	1.660%	3/1/28	15,000,000	14,919,450	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	12,643,400
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	10,000,000	10,328,100	(c)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	4,095,000	4,248,194
New Jersey State Turnpike Authority Revenue	0.540%	1/1/17	5,000,000	4,943,900	(a)
New Jersey State Turnpike Authority Revenue	0.740%	1/1/18	2,500,000	2,470,250	(a)(b)
Total New Jersey				58,841,020
New Mexico — 1.0%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,485,150
New York — 12.3%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	4,000,000	4,084,120
Goldman Sachs Headquarters	5.500%	10/1/37	8,985,000	9,402,982
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	26,916,681
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,038,300
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	4,999,600
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,155,880
New York Liberty Development Corp., Liberty Revenue:
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,238,900
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,003,970
Port Authority of New York & New Jersey	5.000%	1/15/41	3,820,000	3,802,848
Total New York				64,643,281

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina — 0.7%
Harnett County, NC, GO:
Custody Receipts, AMBAC	5.250%	6/1/24	$1,505,000	$1,561,317	(e)
Custody Receipts, AMBAC	5.250%	6/1/24	110,000	112,729
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/23	1,000,000	958,240
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/33	1,250,000	1,089,425
Total North Carolina				3,721,711
Ohio — 2.4%
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC	5.250%	5/15/23	2,000,000	2,012,320
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	7,801,600
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	2,925,480
Total Ohio				12,739,400
Oregon — 0.3%
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program	5.050%	7/1/26	770,000	787,471	(c)
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.000%	5/1/32	535,000	539,232
Catholic Health Initiatives	5.000%	5/1/32	465,000	479,397	(e)
Total Oregon				1,806,100
Pennsylvania — 2.5%
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	7,255,000	7,050,482
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	5,886,900
Total Pennsylvania				12,937,382
Puerto Rico — 5.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	6,000,000	5,190,840
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	3,000,000	2,569,770
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	5,550,000	4,422,351
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	4,000,000	3,563,560
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	10,000,000	7,710,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/46	6,175,000	5,139,761
Total Puerto Rico				28,596,882
Rhode Island — 1.0%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,443,300
South Carolina — 0.5%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,567,550

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee — 0.1%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	$500,000	$501,410
Texas — 14.8%
Dallas-Fort Worth, TX, International Airport Revenue:
Joint Improvement	5.000%	11/1/38	8,000,000	7,295,680	(c)
Joint Improvement	5.000%	11/1/45	10,000,000	9,320,100
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond	0.000%	10/1/36	4,000,000	2,233,880
First Tier Toll Revenue	5.500%	4/1/53	1,000,000	938,940
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.010%	6/1/23	4,500,000	4,448,250	(a)
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,184,040	(f)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	14,091,600
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	5,187,000
North Texas Tollway Authority Revenue	5.750%	1/1/40	15,000,000	15,578,700
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	1,765,000	1,981,283
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	7,585,550
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	8,195,517
Total Texas				78,040,540
Virginia — 0.8%
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	3,000,000	2,666,160	(c)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	1,737,760	(c)
Total Virginia				4,403,920
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $754,270,890)				750,981,310
SHORT-TERM INVESTMENTS — 3.7%
Illinois — 0.4%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.380%	7/1/18	2,000,000	2,000,000	(c)(g)(h)
New York — 3.3%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.430%	4/1/35	1,600,000	1,600,000	(g)(h)
LOC-Dexia Credit Local	0.380%	1/1/36	1,400,000	1,400,000	(g)(h)
SPA-Dexia Credit Local	0.400%	8/1/28	700,000	700,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
SPA-Dexia Credit Local	0.400%	6/15/32	1,300,000	1,300,000	(g)(h)
SPA-Dexia Credit Local	0.420%	6/15/33	3,800,000	3,800,000	(g)(h)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/22	1,300,000	1,300,000	(g)(h)
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/23	2,900,000	2,900,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — continued
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	$4,450,000	$4,450,000	(g)(h)
Total New York				17,450,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $19,450,000)				19,450,000
TOTAL INVESTMENTS — 146.3% (Cost — $773,720,890#)				770,431,310
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (47.5)%				(250,000,000)
Other Assets in Excess of Liabilities — 1.2%				6,349,619
TOTAL NET ASSETS — 100.0%				$526,780,929

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(b)	Maturity date shown represents the mandatory tender date.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGC	- Assured Guaranty Corporation - Insured Bonds
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CAB	- Capital Appreciation Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation
	DFA	- Development Finance Agency
	EDA	- Economic Development Authority
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	FHA	- Federal Housing Administration
	FNMA	- Federal National Mortgage Association
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	IDA	- Industrial Development Authority
	IDR	- Industrial Development Revenue
	LIQ	- Liquidity Facility
	LOC	- Letter of Credit
	MFH	- Multi-Family Housing
	MTA	- Metropolitan Transportation Authority
	NATL	- National Public Finance Guarantee Corporation - Insured Bonds
	PCFA	- Pollution Control Financing Authority
	RDA	- Redevelopment Agency
	SPA	- Standby Bond Purchase Agreement - Insured Bonds
	TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Summary of Investments by Industry †

Transportation	24.1%
Industrial Revenue	15.8
Health Care	14.1
Education	9.9
Special Tax Obligation	8.6
Power	7.4
Leasing	5.6
Water & Sewer	5.4
Pre-Refunded/Escrowed to Maturity	4.8
Housing	1.7
State General Obligation	0.1
Local General Obligation	0.0 ‡
Short - Term Investments	2.5
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of August 31, 2013 and are subject to change.

‡  Represents less than 0.1%.

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	5.0%
AA/Aa	32.4
A	48.8
BBB/Baa	8.0
BB/Ba	1.4
B/B	0.9
A-1/VMIG 1	2.5
NR	1.0
100.0%

*	As a percentage of total investments.
**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$750,981,310	—	$750,981,310
Short-term investments†	—	19,450,000	—	19,450,000
Total investments	—	$770,431,310	—	$770,431,310

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,949,042
Gross unrealized depreciation	(31,238,622)
Net unrealized depreciation	$(3,289,580)

Notes to schedule of investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended August 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to buy)†	$702,197

†At August 31, 2013, there were no open positions held in this derivative.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: October 25, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: October 25, 2013